Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Retained Earnings (Accumulated Deficit) [Abstract]
PRC statutory reserve funds	¥ 1,567	$ 221	¥ 1,218
Unreserved retained earnings	159,673	22,489	147,123
Total retained earnings	¥ 161,240	$ 22,710	¥ 148,341